SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2019 SGD ($)
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit		$ 37	$ 534	$ 48
Deferred Income Tax Expense Benefit		(37)	84	194
Income Tax Expense (Benefit)			618	242
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit			500	29
Deferred Income Tax Expense Benefit		(37)	84	194
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit		37	34	19
Deferred Income Tax Expense Benefit